Other financial liabilities (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 68,385,728		$ 62,766,946
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		12,051,690		11,197,060
Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		56,334,038		51,569,886
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		42,447,438		38,160,178
Bank borrowings [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		9,478,815	[1]	3,878,856
Bank borrowings [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 32,968,623	[1]	$ 34,281,322
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan S.p.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,035,409-0		76,035,409-0
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		76,645,030-K
Creditor country		Chile		Chile
Currency		UF		UF
Other current financial liabilities		$ 4,666		$ 4,669
Type of amortization		Monthly		Monthly
Interest Rate		4.87%		4.87%
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan S.p.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 2,037	[1]	$ 1,091
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan S.p.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 2,629	[1]	$ 3,578
Bank borrowings [Member] | Bank Borrowings Two [Member]
Disclosure of other financial liabilities [Line Items]
Lending party Tax ID				97,030,000-7
Bank borrowings [Member] | Bank Borrowings Two [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8		91,041,000-8
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		UF
Other current financial liabilities		$ 10,715,017		$ 10,535,493
Type of amortization		At maturity		At maturity
Interest Rate		2.20%		2.70%
Bank borrowings [Member] | Bank Borrowings Two [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings Two [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 10,715,017	[1]	$ 10,535,493
Bank borrowings [Member] | Bank Borrowings Three [Member]
Disclosure of other financial liabilities [Line Items]
Lending party Tax ID				97,030,000-7
Type of amortization				At maturity
Bank borrowings [Member] | Bank Borrowings Three [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8		91,041,000-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,030,000-7
Creditor country		Chile		Chile
Currency		USD		USD
Other current financial liabilities		$ 11,370,518		$ 5,670,991
Type of amortization		At maturity		At maturity
Interest Rate		2.47%		2.90%
Bank borrowings [Member] | Bank Borrowings Three [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 11,370,518	[1]	$ 5,670,991
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8		91,041,000-8
Debtor country		Chile		Chile
Lending party Tax ID		97,018,000-1		97,018,000-1
Creditor country		Chile		Chile
Currency		USD		USD
Other current financial liabilities		$ 7,629,611		$ 10,576,858
Type of amortization		At maturity		At maturity
Interest Rate		3.08%		2.96%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 7,629,611	[1]	$ 10,576,858
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8	[2]	91,041,000-8
Debtor country		Chile	[2]	Chile
Lending party Tax ID		97,018,000-1	[2]	97,018,000-1
Creditor country		Chile	[2]	Chile
Currency		USD	[2]	USD
Other current financial liabilities		$ 9,089	[2]	$ 11,007
Type of amortization		At maturity	[2]	At maturity
Interest Rate		2.90%	[2]	3.38%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 11,007
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 9,089	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		USD
Other current financial liabilities		$ 45,102
Type of amortization		At maturity
Interest Rate		3.64%
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 45,102
Bank borrowings [Member] | Bank Borrowings Six [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,413,000-1
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 309,108
Type of amortization				At maturity
Interest Rate				4.56%
Bank borrowings [Member] | Bank Borrowings Six [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings Six [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 309,108
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 319,034
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 319,034
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 326,560
Type of amortization				At maturity
Interest Rate				4.68%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 326,560
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 18,000
Type of amortization		Monthly
Interest Rate		6.00%
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 13,500
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 4,500
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 18,129
Type of amortization				Monthly
Interest Rate				5.48%
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 10,829
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 7,300
Bank borrowings [Member] | Bank Borrowings nine [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 22,500
Type of amortization		Monthly
Interest Rate		5.76%
Bank borrowings [Member] | Bank Borrowings nine [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 22,500
Bank borrowings [Member] | Bank Borrowings nine [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings nine [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 54,000
Type of amortization				Monthly
Interest Rate				6.00%
Bank borrowings [Member] | Bank Borrowings nine [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 13,500
Bank borrowings [Member] | Bank Borrowings nine [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 40,500
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 13,047
Type of amortization		Monthly
Interest Rate		6.12%
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 9,761
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 3,286
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 37,534
Type of amortization				Monthly
Interest Rate				5.88%
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 18,868
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 18,666
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 52,210
Type of amortization		Monthly
Interest Rate		5.14%
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 22,183
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 30,027
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 90,000
Type of amortization				Monthly
Interest Rate				5.76%
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 22,500
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 67,500
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 27,780
Type of amortization		Monthly
Interest Rate		4.44%
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 16,667
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 11,113
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 66,666
Type of amortization				Monthly
Interest Rate				4.44%
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 16,666
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 50,000
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 48,610		$ 83,334
Type of amortization		Monthly		Monthly
Interest Rate		4.42%		4.42%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 20,834	[1]	$ 20,833
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 27,776	[1]	$ 62,501
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 83,334
Type of amortization				Monthly
Interest Rate				4.42%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 20,833
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 25,468		$ 124,800
Type of amortization		Monthly		Monthly
Interest Rate		4.92%		5.16%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 25,468	[1]	$ 31,200
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 93,600
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 41,300		$ 166,800
Type of amortization		Monthly		Monthly
Interest Rate		4.92%		4.92%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 41,300	[1]	$ 41,700
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 125,100
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 51,671		$ 297,505
Type of amortization		Monthly		Monthly
Interest Rate		4.73%		4.92%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 30,880	[1]	$ 73,030
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 20,791	[1]	$ 224,475
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 92,344		$ 93,495
Type of amortization		Monthly		Monthly
Interest Rate		4.42%		5.02%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 39,281	[1]	$ 28,669
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 53,063	[1]	$ 64,826
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		76,645,030-K
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 114,800		$ 130,427
Type of amortization		Monthly		Monthly
Interest Rate		5.16%		4.73%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 31,200	[1]	$ 39,951
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 83,600	[1]	$ 90,476
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		76,645,030-K
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 300,155		$ 152,754
Type of amortization		Monthly		Monthly
Interest Rate		0.31%		4.42%
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 300,155	[1]	$ 37,588
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 115,166
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		76,645,030-K
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 997,853		$ 37,574
Type of amortization		Monthly		Monthly
Interest Rate		2.34%		6.12%
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 997,853	[1]	$ 9,192
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 28,382
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 45,100		$ 45,100
Type of amortization		At maturity		At maturity
Interest Rate		4.92%		4.92%
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 45,100	[1]	$ 45,100
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 406,384		$ 6,536
Type of amortization		At maturity		At maturity
Interest Rate		4.56%		4.56%
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 6,384	[1]	$ 6,536
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 400,000	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 596,303		$ 857,529
Type of amortization		Monthly		Monthly
Interest Rate		5.02%		5.02%
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 296,906	[1]	$ 210,510
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 299,397	[1]	$ 647,019
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 14,896		$ 1,026,099
Type of amortization		At maturity		At maturity
Interest Rate		3.83%		3.64%
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 14,896	[1]	$ 1,026,099
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,018,000-1		97,018,000-1
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 8,444		$ 2,016,815
Type of amortization		At maturity		At maturity
Interest Rate		4.00%		3.98%
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 8,444	[1]	$ 2,016,815
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Compania Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				99,586,280-8
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 1,589,137
Type of amortization		Semiannual
Interest Rate		3.45%
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 1,589,137
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 505,919
Type of amortization				Monthly
Interest Rate				32.50%
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 226,995
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 278,924
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compania Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 322,400
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compania Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 322,400
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compania Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 1,052,570
Type of amortization				Quarterly
Interest Rate				23.00%
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 506,614
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 545,956
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 4,385,390
Type of amortization		At maturity
Interest Rate		55.00%
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 4,385,390
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 736,905
Type of amortization				At maturity
Interest Rate				64.00%
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 736,905
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 2,474,461
Type of amortization		At maturity
Interest Rate		53.00%
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 2,474,461
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				USD
Other current financial liabilities				$ 245,193
Type of amortization				At maturity
Interest Rate				6.20%
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 245,193
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other current financial liabilities		$ 41,808
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 41,808
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 0
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				USD
Other current financial liabilities				$ 208,701
Type of amortization				At maturity
Interest Rate				4.30%
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 208,701
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Lending party Tax ID		0-E
Creditor country		Uruguay
Currency		UI
Other current financial liabilities		$ 664,340
Type of amortization		Monthly
Interest Rate		4.80%
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 332,747
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 331,593
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				USD
Other current financial liabilities				$ 210,949
Type of amortization				At maturity
Interest Rate				5.25%
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 210,949
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty two [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				USD
Other current financial liabilities				$ 210,101
Type of amortization				At maturity
Interest Rate				6.50%
Bank borrowings [Member] | Bank Borrowings thirty two [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 210,101
Bank borrowings [Member] | Bank Borrowings thirty two [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty three [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 388,865
Type of amortization				At maturity
Interest Rate				49.00%
Bank borrowings [Member] | Bank Borrowings thirty three [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 388,865
Bank borrowings [Member] | Bank Borrowings thirty three [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty four [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 238,536
Type of amortization				At maturity
Interest Rate				66.50%
Bank borrowings [Member] | Bank Borrowings thirty four [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 238,536
Bank borrowings [Member] | Bank Borrowings thirty four [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 643,278
Type of amortization				Quarterly
Interest Rate				68.00%
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 643,278
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 136,453
Type of amortization				Quarterly
Interest Rate				68.00%
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 136,453
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 116,959
Type of amortization				Quarterly
Interest Rate				68.00%
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 116,959
Bank borrowings [Member] | Bank Borrowings thirty eight [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 38,986
Type of amortization				Quarterly
Interest Rate				68.00%
Bank borrowings [Member] | Bank Borrowings thirty eight [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty eight [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 38,986
Bank borrowings [Member] | Bank Borrowings thirty nine [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				USD
Other current financial liabilities				$ 210,829
Type of amortization				At maturity
Interest Rate				6.00%
Bank borrowings [Member] | Bank Borrowings thirty nine [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings thirty nine [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 210,829
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Bolivia
Lending party Tax ID				0-E
Creditor country				Bolivia
Currency				BOB
Other current financial liabilities				$ 38,735
Type of amortization				Quarterly
Interest Rate				5.00%
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 38,735
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 0
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Uruguay
Lending party Tax ID				0-E
Creditor country				Uruguay
Currency				UI
Other current financial liabilities				$ 437,416
Type of amortization				Monthly
Interest Rate				4.80%
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 110,633
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				326,783
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Creditor country	[3]
Other current financial liabilities		$ 4,857,097		365,972
Subtotal		467,058
Lease liabilities		4,857,097
Subtotal leases by IFRS 16		4,390,039
Total		4,857,097
Financial leases obligations [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				90,516
Subtotal		115,801
Lease liabilities		1,240,767
Subtotal leases by IFRS 16		1,124,966
Total		1,240,767
Financial leases obligations [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 275,456
Subtotal		351,257
Lease liabilities		3,616,330
Subtotal leases by IFRS 16		3,265,073
Total		$ 3,616,330
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Euros [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		0
Creditor country		Chile
Currency		Euros
Type of amortization		Monthly
Interest Rate		1.48%
Lease liabilities		$ 107,134
Total		$ 107,134
Financial leases obligations [Member] | CCU and subsidiaries [Member] | USD [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		0
Creditor country		Chile
Currency		USD
Type of amortization		Monthly
Interest Rate		4.73%
Lease liabilities		$ 600,614
Total		$ 600,614
Financial leases obligations [Member] | CCU and subsidiaries [Member] | CLP [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		0
Creditor country		Chile
Currency		CLP
Type of amortization		Monthly
Interest Rate		4.56%
Lease liabilities		$ 616,243
Total		$ 616,243
Financial leases obligations [Member] | CCU and subsidiaries [Member] | UF [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		0
Creditor country		Chile
Currency		UF
Type of amortization		Monthly
Interest Rate		1.92%
Lease liabilities		$ 2,089,134
Total		$ 2,089,134
Financial leases obligations [Member] | CCU and subsidiaries [Member] | ARS [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0
Creditor country		Argentina
Currency		ARS
Type of amortization		Monthly
Interest Rate		62.00%
Lease liabilities		$ 103,457
Total		$ 103,457
Financial leases obligations [Member] | CCU and subsidiaries [Member] | UDS One [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0
Creditor country		Argentina
Currency		USD
Type of amortization		Monthly
Interest Rate		10.16%
Lease liabilities		$ 819,248
Total		$ 819,248
Financial leases obligations [Member] | CCU and subsidiaries [Member] | U I [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Lending party Tax ID		0
Creditor country		Uruguay
Currency		UI
Type of amortization		Monthly
Interest Rate		5.95%
Lease liabilities		$ 54,209
Total		54,209
Financial leases obligations [Member] | CCU and subsidiaries [Member] | 0 to 3 months | Euros [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		25,324
Total		25,324
Financial leases obligations [Member] | CCU and subsidiaries [Member] | 0 to 3 months | USD [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		104,848
Total		104,848
Financial leases obligations [Member] | CCU and subsidiaries [Member] | 0 to 3 months | CLP [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		133,037
Total		133,037
Financial leases obligations [Member] | CCU and subsidiaries [Member] | 0 to 3 months | UF [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		492,185
Total		492,185
Financial leases obligations [Member] | CCU and subsidiaries [Member] | 0 to 3 months | ARS [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		26,841
Total		26,841
Financial leases obligations [Member] | CCU and subsidiaries [Member] | 0 to 3 months | UDS One [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		329,178
Total		329,178
Financial leases obligations [Member] | CCU and subsidiaries [Member] | 0 to 3 months | U I [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		13,553
Total		13,553
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Later than three months and not later than one year [member] | Euros [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		81,810
Total		81,810
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Later than three months and not later than one year [member] | USD [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		495,766
Total		495,766
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Later than three months and not later than one year [member] | CLP [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		483,206
Total		483,206
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Later than three months and not later than one year [member] | UF [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		1,596,949
Total		1,596,949
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Later than three months and not later than one year [member] | ARS [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		76,616
Total		76,616
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Later than three months and not later than one year [member] | UDS One [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		490,070
Total		490,070
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Later than three months and not later than one year [member] | U I [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		40,656
Total		$ 40,656
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Cervecera Belga de la Patagonia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				76,077,848-6
Debtor country				Chile
Lending party Tax ID				97,015,000-5
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 7,729
Type of amortization				Monthly
Interest Rate				6.27%
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Cervecera Belga de la Patagonia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 2,090
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 5,639
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Transportes CCU Limitada [Member] | UF [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		79,862,750-3
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Type of amortization		Monthly
Interest Rate		2.14%
Lease liabilities		$ 88,530
Total		88,530
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Transportes CCU Limitada [Member] | 0 to 3 months | UF [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		22,133
Total		22,133
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Transportes CCU Limitada [Member] | Later than three months and not later than one year [member] | UF [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		66,397
Total		$ 66,397
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				90,413,000-1
Debtor country				Chile
Lending party Tax ID				99,012,000-5
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 355,055
Type of amortization				Monthly
Interest Rate				3.95%
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member] | UF [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Type of amortization		Monthly
Interest Rate		3.95%
Lease liabilities		$ 377,356
Total		377,356
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 87,629
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months | UF [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		93,127
Total		93,127
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 267,426
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member] | UF [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		284,229
Total		$ 284,229
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 3,188
Type of amortization				Monthly
Interest Rate				17.00%
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member] | ARS [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Type of amortization		Monthly
Interest Rate		17.00%
Lease liabilities		$ 1,172
Total		1,172
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 797
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member] | 0 to 3 months | ARS [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		541
Total		541
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				2,391
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member] | ARS [Member]
Disclosure of other financial liabilities [Line Items]
Lease liabilities		631
Total		631
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 6,744,739		4,081,175
Bonds payable [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				1,594,998
Bonds payable [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities				$ 2,486,177
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile		Chile
Creditor country		Chile		Chile
Currency		UF		UF
Other current financial liabilities		$ 5,790,003		$ 3,151,534
Type of amortization		Semiannual		Semiannual
Interest Rate		4.25%		4.25%
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 661,567		$ 665,357
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 5,128,436		$ 2,486,177
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile		Chile
Creditor country		Chile		Chile
Currency		UF		UF
Other current financial liabilities		$ 954,736		$ 929,641
Type of amortization		Semiannual		Semiannual
Interest Rate		2.90%		2.90%
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0		$ 929,641
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 954,736		$ 0

[1]	The amount based on the undiscounted contractual flows is found in Note 5 – Risk administration.
[2]	This obligation is hedged by a Cross Currency Interest Rate Swap agreement Note 7 – Financial instruments.
[3]	The interest rates for IFRS 16 correspond to average rates.